Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenues
Schedule of composition of revenues

	Year ended December 31,
	2023		2022		2021
Aeronautical services:
Domestic TUA	Ps.	6,150,256	Ps.	4,791,166	Ps.	3,422,714
International TUA		1,686,799		1,375,479		1,169,292
Landing charges		329,770		269,796		206,114
Platform for embarking and disembarking		238,054		185,785		134,436
Aircraft parking charges on extended stay or overnight		59,556		42,922		36,539
Domestic and international passenger and carry-on baggage check		81,490		63,682		52,998
Aerocars and jetways		32,664		28,168		22,395
Other airport services, leases and regulated access rights(2)		353,068		298,545		233,240
Total revenues from aeronautical services	Ps.	8,931,657	Ps.	7,055,543	Ps.	5,277,728

	Year ended December 31,
	2023		2022		2021
Non-aeronautical services:
Commercial activities
Car parking charges	Ps.	418,525	Ps.	340,095	Ps.	217,728
Advertising(1)		82,512		73,579		70,338
Retail operations(1)		151,477		124,726		86,128
Food and beverage(1)		245,311		176,844		120,148
Car rental operators(1)		245,225		205,019		142,651
Time share developers(1)		17,899		16,960		13,557
Financial services(1)		13,705		13,013		8,355
Communication and services(1)		17,788		16,350		18,137
Services to passenger		4,893		5,232		3,561
VIP lounges		103,355		80,933		49,381
Other services		70,799		59,152		49,593
Total revenue from commercial activities		1,371,489		1,111,903		779,577

Diversification activities:
Hotel services		379,303		325,495		221,728
OMA Carga		346,441		329,793		257,210
Real estate services		35,457		26,364		19,721
Industrial services		80,967		73,760		63,737
Other services		15,374		10,858		6,889
Total diversification activities		857,542		766,270		569,285

Complementary activities:
Leasing of space(1)		110,314		118,851		122,639
Access rights		29,936		24,892		21,316
Checked baggage inspection		246,930		198,336		150,238
Other services		11,212		9,550		10,324
Total of complimentary activities		398,392		351,629		304,517
Total revenue from non-aeronautical services	Ps.	2,627,423	Ps.	2,229,802	Ps.	1,653,379
(1)

Revenues from commercial activities and ancillary services are generated primarily from operating leases entered into by the Company. The leases are based on a monthly rent (which generally increases annually based on the NCPI) and/or the higher of a guaranteed minimum monthly rent and a percentage of the lessee’s monthly income. The monthly rent and minimum guaranteed monthly rent are included in the caption “Commercial activities” in the table above and in supplemental income.